ACCOUNTING ESTIMATES AND JUDGEMENTS - Current and deferred taxes assets and liabilities (Details) R$ in Billions	Dec. 31, 2018 BRL (R$)
ACCOUNTING ESTIMATES AND JUDGMENTS
Maximum future adjustments to tax income and expense already recorded	R$ 1.5